Personnel Expenses	12 Months Ended
Dec. 31, 2024
Disclosure Of Personnel Expenses [abstract]
Personnel Expenses

NOTE 37. PERSONNEL EXPENSES
The following are the items included in the account as of the indicated dates:

	12.31.24	12.31.23	12.31.22
Payroll	(454,514,449)	(438,768,723)	(403,199,522)
Social Contributions on Payroll	(108,108,481)	(103,016,606)	(96,121,749)
Personnel Compensations and Rewards	(519,008,837)	(238,158,966)	(178,094,949)
Services for Personnel	(16,763,649)	(19,437,979)	(19,837,731)
Other Short-term Personnel Expenses	(17,760,561)	(30,229,247)	(14,452,463)
Other Long-term Personnel Expenses	(3,711,428)	(1,323,663)	(1,649,706)
Total	(1,119,867,405)	(830,935,184)	(713,356,120)